CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Ordinary shares subject to possible redemption (in shares)	79,513,276
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Class A
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	3,286,724	0
Common Stock, Shares, Outstanding	3,286,724	0
Ordinary shares subject to possible redemption (in shares)	79,513,276	0
Common Class B
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	20,700,000	1
Common Stock, Shares, Outstanding	20,700,000	1